Additional information about derivatives financial instruments - Embedded derivatives in contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) bbl / mo $ / T R$ / shares EquityInstruments T	Dec. 31, 2017 USD ($) bbl / mo EquityInstruments T	Dec. 31, 2016 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (67)	$ (240)	$ (1,602)
Embedded derivatives
Derivative financial instruments.
Fair value of assets	2	$ 1
Value at risk	$ 1
Embedded - Nickel forwards - sold
Derivative financial instruments.
Notional volume (in ton) | T	3,763	2,627
Average strike (USD/ton) | $ / T	11,289
Fair value of assets	$ 2	$ 1
Value at risk	$ 1
Embedded - Copper forwards - sold
Derivative financial instruments.
Notional volume (in ton) | T	2,035	2,718
Average strike (USD/ton) | $ / T	6,172
Embedded - Call options - sold
Derivative financial instruments.
Notional volume (volume/month) | bbl / mo	746,667	746,667
Average strike rate per share | $ / T	233
Fair value of liabilities	$ (1)	$ (2)
Value at risk	$ 1
Embedded - Put options - sold
Derivative financial instruments.
Notional (quantity) | EquityInstruments	1,105,070,863	1,105,070,863
Average strike (USD/ton) | R$ / shares	3.88
Fair value of liabilities	$ (103)	$ (133)
Value at risk	10
2019 | Embedded derivatives
Derivative financial instruments.
Fair value of liabilities	2
2019 | Embedded - Nickel forwards - sold
Derivative financial instruments.
Fair value of liabilities	2
2019+ | Embedded - Put options - sold
Derivative financial instruments.
Fair value of liabilities	(103)
2020+ | Embedded - Call options - sold
Derivative financial instruments.
Fair value of liabilities	$ (1)